Average Annual Total Returns - Invesco California AMT-Free Municipal Bond ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes) 5 Years		ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays Municipal Bond 20 Year Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond 20 Year Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Municipal Bond 20 Year Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended—ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes) 1 Year		Blended—ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes) 5 Years		Blended—ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	8.69%	4.10%	5.07%	7.56%	3.64%	4.82%	5.12%	3.33%	4.50%	9.24%	[1]	4.25%	[1]	[1]	9.29%	4.39%	5.46%	9.24%	[2]	4.25%	[2]	5.43%	[2]

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of February 12, 2013.
[2]	The Blended-ICE BofA California Long-Term Core Plus Municipal Securities Index reflects the performance of the Fund’s prior underlying index, The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index, for the period prior to July 8, 2014, and the Underlying Index thereafter.